FAIR VALUE MEASUREMENT (Details) (Recurring, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Significant unobservable inputs Level 3
Assets:
Available-for-sale securities	5,125
Total assets at fair value	5,125
Total
Assets:
Available-for-sale securities	5,125
Total assets at fair value	5,125
Income approach valuations
Fair value measurement
Discount rate (as a percent )	21.53%
Terminal value growth rate (as a percent)	3.00%